Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021